IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

	External Parties			Table of Contents

				Page
	Seller
				1. Certificate Payment Report	2
	IndyMac Bank
				2. Collection Account Report	4

				3. Credit Enhancement Report	6
	Certificate Insurer(s)
				4. Collateral Report	7
	Financial Security Assurance
				5. Delinquency Report	10
				6. REO Report	11
	Servicer(s)
				7. Foreclosure Report	12
	IndyMac Bank
				8. Prepayment Report	13
				9. Prepayment Detail Report	18
	Underwriter(s)
				10. Realized Loss Report	19
	Lehman Brothers			11. Realized Loss Detail Report	22
				12. Triggers and Adj. Cert. Report	23

	Bond Class Insurer
				13. Other Related Information	24
	Financial Security Assurance

			Total Number of Pages	24

	Dates			Contacts

	Cut-Off Date:	March 14, 2007	Amy Stoddard
	Close Date:	March 23, 2007		Administrator
	First Distribution Date:	April 25, 2007	(714) 247-6255
			Amy.Stoddard@db.com

			Address:
	Distribution Date:	September 25, 2007
			1761 East St. Andrew Place, Santa Ana, CA 92705

	Record Date:	August 31, 2007
				Factor Information:	(800) 735-7777

		September 24, 2007		Main Phone Number:	(714) 247-6000

	Determination Date:	September 19, 2007

			https://www.tss.db.com/invr

Page 1 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Certificate Payment Report
Current Period Distribution - Upper-Tier REMIC
			Prior						Current

	Class	Original	Principal			Total	Realized	Deferred	Principal

Class	Type	Face Value	Balance	Interest	Principal	Distribution	Loss	Interest	Balance
			(1)	(2)	(3)	(4)=(2)+(3)	(5)	(6)	(7)=(1)-(3)-(5)+(6)
NOTES	SR	650,071,000.00	602,883,160.45	2,751,240.56	7,651,735.14	10,402,975.70	0.00	0.00	595,231,425.31

B	NOF/SUB	680.31	5,536,794.69	0.00	0.00	0.00	0.00	1,287,913.56	6,824,708.25
L	RES	0.00	0.00	46,900.00	0.00	46,900.00	0.00	0.00	0.00
R	RES	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total		650,071,680.31	608,419,955.14	2,798,140.56	7,651,735.14	10,449,875.70	0.00	1,287,913.56	602,056,133.56

Interest Accrual Detail Current Period Factor Information per $1,000 of Original Face Value
					Orig. Principal	Prior				Current

	Period	Period			(with Notional)	Principal			Total	Principal
Class	Starting	Ending	Method	Cusip	Balance	Balance	Interest	Principal	Distribution	Balance

					(1)	(1)	(2)	(3)	(4)=(2)+(3)	(5)

NOTES	08/27/07	09/24/07	A-Act/360	45669DAA6	650,071,000.00	927.411253	4.232215	11.770615	16.002830	915.640638

B	08/27/07	09/24/07	A-Act/360		680.31	8,138,634.872338	0.000000	0.000000	0.000000	10,031,762.358337
L	08/27/07	09/24/07	F-Act/360		0.00	0.000000	0.000000	0.000000	0.000000	0.000000
R	08/27/07	09/24/07	F-Act/360		0.00	0.000000	0.000000	0.000000	0.000000	0.000000

Page 2 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Distribution to Date - Upper-Tier REMIC
									Current

	Original		Unscheduled	Scheduled	Total	Total	Realized	Deferred	Principal

Class	Face Value	Interest	Principal	Principal	Principal	Distribution	Loss	Interest	Balance
(1)	(2)	(3)	(4)	(5)=(3)+(4)	(6)=(2)+(5)	(7)	(8)	(9)=(1)-(5)-(7)+(8)
NOTES	650,071,000.00	17,767,029.79	54,839,574.69	0.00	54,839,574.69	72,606,604.48	0.00	0.00	595,231,425.31
B	680.31	0.00	0.00	0.00	0.00	0.00	0.00	6,824,027.94	6,824,708.25
L	0.00	238,650.00	0.00	0.00	0.00	238,650.00	0.00	0.00	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	650,071,680.31	18,005,679.79	54,839,574.69	0.00	54,839,574.69	72,845,254.48	0.00	6,824,027.94	602,056,133.56

Interest Detail - Upper-Tier REMIC
	Pass	Prior Principal		Non-	Prior	Unscheduled		Paid or	Current

	Through	(with Notional)	Accrued	Supported	Unpaid	Interest	Optimal	Deferred	Unpaid

Class	Rate	Balance	Interest	Interest SF	Interest	Adjustment	Interest	Interest	Interest
			(1)	(2)	(3)	(4)	(5)=(1)-(2)+(3)+(4)	(6)	(7)=(5)-(6)
NOTES	5.66500%	602,883,160.45	2,751,240.56	0.00	0.00	0.00	2,751,240.56	2,751,240.56	0.00
B	288.75718%	5,536,794.69	0.00	0.00	0.00	0.00	0.00	1,287,913.56	0.00
L	0.00000%	0.00	0.00	0.00	0.00	0.00	0.00	46,900.00	0.00
R	0.00000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total		608,419,955.14	2,751,240.56	0.00	0.00	0.00	2,751,240.56	4,086,054.12	0.00

Page 3 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Collection Account Report
SUMMARY

Total
Principal Collections	5,998,018.09
TOTAL NET PRINCIPAL	5,998,018.09
Interest Collections	4,719,866.55
Interest Other Accounts	46,900.00
Interest Fees	-314,908.94
TOTAL NET INTEREST	4,451,857.61
TOTAL AVAILABLE FUNDS FOR DISTRIBUTION	10,449,875.70

PRINCIPAL - COLLECTIONS

Total
Scheduled Principal Received	0.00
Prepayments In Full	0.00
Curtailments	6,363,821.58
Liquidations	0.00
Other Principal	0.00
Total Realized Loss Of Principal	-365,803.49
TOTAL PRINCIPAL COLLECTED	5,998,018.09

PRINCIPAL - WITHDRAWALS

SPACE INTENTIONALLY LEFT BLANK

PRINCIPAL - OTHER ACCOUNTS

SPACE INTENTIONALLY LEFT BLANK

INTEREST - COLLECTIONS

Total
Scheduled Interest	4,719,866.55
Other Interest	0.00
Prepayment Interest Shortfalls	-0.00
TOTAL INTEREST COLLECTED	4,719,866.55

Page 4 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

INTEREST - WITHDRAWALS

Total
Class L % of Interest Collections	0.00

INTEREST - OTHER ACCOUNTS

Total
Prepayment Charges	46,900.00
TOTAL INTEREST OTHER ACCOUNTS	46,900.00

INTEREST FEES

Total
Current Servicing Fees	253,508.31
Indenture Trustee Fees	2,788.59
Owner Trustee Fees	333.33
Certificate Insurance Fees	58,278.71
TOTAL INTEREST FEES	314,908.94

Page 5 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Credit Enhancement Report

ACCOUNTS

Reserve Account

Beginning Balance	0.00
Amount Deposited	0.00
Interest Earnings	0.00
Amount Withdrawn	0.00
Releases	0.00
Ending Balance	0.00

INSURANCE

SPACE INTENTIONALLY LEFT BLANK

STRUCTURAL FEATURES

Total
Overcollateralized Amount	7,376,722.44
Overcollateralization Target Amount	14,626,612.81
Overcollateralization Increase Amount	1,653,717.05
Overcollateralization Release Amount	0.00
Overcollateralization Deficiency Amount	7,249,890.37

Total Monthly Excess Spread	1,653,717.05

Invested Amount	602,608,147.75

Page 6 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Collateral Report

COLLATERAL

		Total

Loan Count:

Original	8,989
Prior	8,448
Prefunding	0
Scheduled Paid Offs	-0
Full Voluntary Prepayments	-0
Repurchases	-0
Liquidations	-0
Current	8,360
Principal Balance:

Original	650,071,680.31
Prior	608,419,955.14
Prefunding	0.00
Scheduled Principal	-0.00
Partial Prepayments	-6,363,821.58
Full Voluntary Prepayments	-0.00
Repurchases	-0.00
Liquidations	-0.00
Current	602,056,133.56

PREFUNDING

SPACE INTENTIONALLY LEFT BLANK

Page 7 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

CHARACTERISTICS

Total
Weighted Average Coupon Original	6.42595%
Weighted Average Coupon Prior	9.19647%
Weighted Average Coupon Current	9.30910%
Weighted Average Months to Maturity Original	360
Weighted Average Months to Maturity Prior	356
Weighted Average Months to Maturity Current	355
Weighted Avg Remaining Amortization Term Original	360
Weighted Avg Remaining Amortization Term Prior	356
Weighted Avg Remaining Amortization Term Current	355
Weighted Average Seasoning Original	0.00
Weighted Average Seasoning Prior	4.00
Weighted Average Seasoning Current	5.00

Page 8 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

ARM CHARACTERISTICS

Total
Weighted Average Margin Original	0.00000%
Weighted Average Margin Prior	1.41000%
Weighted Average Margin Current	1.41000%
Weighted Average Max Rate Original	0.00000%
Weighted Average Max Rate Prior	17.98000%
Weighted Average Max Rate Current	17.99000%
Weighted Average Min Rate Original	0.00000%
Weighted Average Min Rate Prior	0.00000%
Weighted Average Min Rate Current	0.00000%
Weighted Average Cap Up Original	0.00000%
Weighted Average Cap Up Prior	0.00000%
Weighted Average Cap Up Current	0.00000%
Weighted Average Cap Down Original	0.00000%
Weighted Average Cap Down Prior	0.00000%
Weighted Average Cap Down Current	0.00000%

SERVICING FEES & ADVANCES

Total

Current Servicing Fees	253,508.31
Delinquent Servicing Fees	0.00
TOTAL SERVICING FEES	253,508.31

ADDITIONAL COLLATERAL INFORMATION

Total
Excess Prepayment Interest Shortfall	0.00
Maximum Rate	8.9835%

Page 9 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Delinquency Report

TOTAL
		< 1 PAYMENT	1 PAYMENT	2 PAYMENTS	3+ PAYMENTS	TOTAL
DELINQUENT	Balance		13,775,720.82	6,774,871.87	12,180,511.33	32,731,104.02
	% Balance		2.29%	1.13%	2.02%	5.44%
	# Loans		155	79	117	351
FORECLOSURE	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
BANKRUPTCY	Balance	110,405.46	0.00	84,220.57	0.00	194,626.03
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	3	0	1	0	4
REO	Balance	0.00	0.00	0.00	0.00	0.00
	% Balance	0.00%	0.00%	0.00%	0.00%	0.00%
	# Loans	0	0	0	0	0
TOTAL	Balance	110,405.46	13,775,720.82	6,859,092.44	12,180,511.33	32,925,730.05
	% Balance	0.00%	2.29%	1.13%	2.02%	5.44%
	# Loans	3	155	80	117	355

Page 10 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

REO Report
Loan Number	Original	Stated		Current	State &		First

&	Principal	Principal	Paid to	Note	LTV at	Original	Payment
Loan Group	Balance	Balance	Date	Rate	Origination	Term	Date

Page 11 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Foreclosure Report
Loan Number	Original	Stated		Current	State &		First

&	Principal	Principal	Paid to	Note	LTV at	Original	Payment
Loan Group	Balance	Balance	Date	Rate	Origination	Term	Date

Page 12 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Prepayment Report

VOLUNTARY PREPAYMENTS

		Total

Current

Number of Paid in Full Loans	0
Number of Repurchased Loans	0
Total Number of Loans Prepaid in Full	0
Curtailments Amount	6,363,821.58
Paid in Full Balance	0.00
Repurchased Loans Balance	0.00
Total Prepayment Amount	6,363,821.58
Cumulative

Number of Paid in Full Loans	0
Number of Repurchased Loans	0
Total Number of Loans Prepaid in Full	0
Paid in Full Balance	0.00
Repurchased Loans Balance	0.00
Curtailments Amount	48,015,546.75
Total Prepayment Amount	48,015,546.75

Page 13 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

VOLUNTARY PREPAYMENTS RATES - Including Liquidated Balances

		Total

SMM	1.05%
3 Months Avg SMM	1.45%
12 Months Avg SMM	1.27%
Avg SMM Since Cut-off	1.27%

CPR	11.85%
3 Months Avg CPR	16.09%
12 Months Avg CPR	14.23%
Avg CPR Since Cut-off	14.23%

PSA	1,185.40%
3 Months Avg PSA Approximation	2,010.80%
12 Months Avg PSA Approximation	2,845.37%
Avg PSA Since Cut-off Approximation	2,845.38%

(*) SMM, CPR, PSA Figures Include Liquidated Balances

Page 14 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

PREPAYMENT CALCULATION METHODOLOGY - Including Liquidated Balances

Single Monthly Mortality (SMM): (Voluntary partial and full prepayments + Repurchases + Liquidated Balances)/(Beg Principal Balance - Sched Principal)

Conditional Prepayment Rate (CPR): 1-((1-SMM)^12)
PSA Standard Prepayment Model: CPR/(0.20%*min(30,WAS))

Average SMM over period between nth month and mth month (AvgSMMn,m): 1 - [(1-SMMn)*(1-SMMn+1)*...*(1-SMMm)]^(1/months in period n,m)
Average CPR over period between the nth month and mth month (AvgCPRn,m): 1-((1-AvgSMMn,m)^12)

Average PSA Approximation over period between the nth month and mth month: AvgCPRn,m/(0.20%*Avg WASn,m))
Average WASn,m: (min(30,WASn)+min(30,WASn+1)+...+min(30,WASm)/(number of months in the period n,m)

Weighted Average Seasoning (WAS)

Note: Prepayment rates are calculated since deal issue date and include partial and full voluntary prepayments and repurchases.
Dates correspond to distribution dates.

Page 15 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

VOLUNTARY PREPAYMENTS RATES - Excluding Liquidated Balances

		Total

SMM	1.05%
3 Months Avg SMM	1.45%
12 Months Avg SMM	1.27%
Avg SMM Since Cut-off	1.27%

CPR	11.85%
3 Months Avg CPR	16.09%
12 Months Avg CPR	14.23%
Avg CPR Since Cut-off	14.23%

PSA	1,185.40%
3 Months Avg PSA Approximation	2,010.80%
12 Months Avg PSA Approximation	2,845.37%
Avg PSA Since Cut-off Approximation	2,845.38%

(*) SMM, CPR, PSA Figures Exclude Liquidated Balances

Page 16 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

PREPAYMENT CALCULATION METHODOLOGY - Excluding Liquidated Balances

Single Monthly Mortality (SMM): (Voluntary partial and full prepayments + Repurchases)/(Beg Principal Balance - Sched Principal)

Conditional Prepayment Rate (CPR): 1-((1-SMM)^12)
PSA Standard Prepayment Model: CPR/(0.20%*min(30,WAS))

Average SMM over period between nth month and mth month (AvgSMMn,m): 1 - [(1-SMMn)*(1-SMMn+1)*...*(1-SMMm)]^(1/months in period n,m)
Average CPR over period between the nth month and mth month (AvgCPRn,m): 1-((1-AvgSMMn,m)^12)

Average PSA Approximation over period between the nth month and mth month: AvgCPRn,m/(0.20%*Avg WASn,m))
Average WASn,m: (min(30,WASn)+min(30,WASn+1)+...+min(30,WASm)/(number of months in the period n,m)

Weighted Average Seasoning (WAS)

Note: Prepayment rates are calculated since deal issue date and include partial and full voluntary prepayments and repurchases.
Dates correspond to distribution dates.

Page 17 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Prepayment Detail Report

Prepayment Detail Report - Mortgage Loans Prepaid in Full During Current Distribution

Loan Number		Original			Current	State &	Type Prepayment	First

&	Loan	Principal	Prepayment	Prepayment	Note	LTV at	&	Payment

Loan Group	Status	Balance	Amount	Date	Rate	Origination	Original Term	Date

SPACE INTENTIONALLY LEFT BLANK

TOTAL

Page 18 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Realized Loss Report

COLLATERAL REALIZED LOSSES

	Total

Current

Number of Loans Liquidated		0

Collateral Principal Realized Loss/(Gain) Amount		365,803.49
Collateral Interest Realized Loss/(Gain) Amount		0.00
Net Liquidation Proceeds	(365,803.49)

Cumulative

Number of Loans Liquidated		0

Collateral Realized Loss/(Gain) Amount		552,014.19
Net Liquidation Proceeds	(552,014.19)

Page 19 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

DEFAULT SPEEDS

Total

MDR	0.00%
3 Months Avg MDR	0.00%
12 Months Avg MDR	0.00%
Avg MDR Since Cut-off	0.00%

CDR	0.00%
3 Months Avg CDR	0.00%
12 Months Avg CDR	0.00%
Avg CDR Since Cut-off	0.00%

SDA	0.00%
3 Months Avg SDA Approximation	0.00%
12 Months Avg SDA Approximation	0.00%
Avg SDA Since Cut-off Approximation	0.00%

Principal Only Loss Severity Approx for Current Period	0.00%
3 Months Avg Loss Severity Approximation	0.00%
12 Months Avg Loss Severity Approximation	0.00%
Avg Loss Severity Approximation Since Cut-Off	0.00%

Principal & Interest Loss Severity Approx for Current Period	0.00%
3 Months Avg Loss Severity Approximation	0.00%
12 Months Avg Loss Severity Approximation	0.00%
Avg Loss Severity Approximation Since Cut-Off	0.00%

Page 20 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

COLLATERAL REALIZED LOSS CALCULATION METHODOLOGY
Monthly Default Rate (MDR): (Beg Principal Balance of Liquidated Loans)/(Total Beg Principal Balance)

Conditional Default Rate (CDR): 1-((1-MDR)^12)

SDA Standard Default Assumption: CDR/IF(WAS<61,MIN(30,WAS)*0.02%,MAX(0.03%,MIN(30,WAS)*0.02%-0.0095%*(WAS-60)))
Average MDR over period between nth month and mth month (AvgMDRn,m): [(1-MDRn)*(1-MDRn+1)*...*(1-MDRm)]^(1/months in period n,m)
Average CDR over period between the nth month and mth month (AvgCDRn,m): 1-((1-AvgMDRn,m)^12)
Average SDA Approximation over period between the nth month and mth month:
AvgCDRn,m/IF(Avg WASn,m<61,MIN(30,Avg WASn,m)*0.02%,MAX(0.03%,MIN(30,Avg WASn,m)*0.02%-0.0095%*(Avg WASn,m-60)))

Average WASn,m: (WASn + WASn+1 +...+ WASm )/(number of months in the period n,m)
Principal Only Loss Severity Approximation for current period:
Sum(Principal Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)
Principal & Interest Loss Severity Approximation for current period:
Sum(Principal & Interest Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)

Average Loss Severity Approximation over period between nth month and mth month:

Sum(Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans for months in the period n,m
Note: Default rates are calculated since deal issue date and include realized gains and additional realized losses and gains from prior periods.
Dates correspond to distribution dates.
All Realized Losses in excess of Principal Balance are treated as Interest Realized Losses.

Page 21 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Realized Loss Detail Report
Loan Number	Current	State &		Prior	Realized		Cumulative

&	Loan	Note	LTV at	Original	Principal	Loss/(Gain)	Realized	Realized

Loan Group	Status	Rate	Origination	Term	Balance	Revision	Loss/(Gain)	Loss/(Gain)

TOTAL

Page 22 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Triggers and Adj. Cert. Report
TRIGGER EVENTS

	Total
Has a Rapid Amortization Event occurred?	No

Has a Stepdown Date Occurred?	No
Step-Down Test Satisfied?	No

Six Month Rolling Avg of > 2 period Delinquent Loans	1.570000%

ADJUSTABLE RATE CERTIFICATE INFORMATION

SPACE INTENTIONALLY LEFT BLANK

ADDITIONAL INFORMATION

		Total
Libor For Current Period		5.505000%
Libor For Next Period		5.131250%
Next Libor Rate Determination Date		09/21/2007
Libor Rate Determination Date		08/23/2007

Page 23 of 24

IndyMac Home Equity Loan Trust 2007-H1

Mortgage Pass-Through Certificates

September 25, 2007 Distribution

Other Related Information
ADDITIONAL INFORMATION

Total
Additional Pool Reporting

(a) Cutoff Date Pool Balance	650,071,680.31
(b) Cummulative Charge-off Amounts	552,014.19
(c) Current Period Charge-off Amounts	365,803.49
(d) Pool Balance at begining of Due Period	608,419,955.14
(e) Aggregate Principal Received	14,546,536.01
(f) Draws	8,548,517.92
(g) Net Principal Received ( e - f )	5,998,018.09
(h) Subsequent Mortgage Loan Balances	0.00
(i) Additional Mortgages and Draws ( f + h )	8,548,517.92
(j) Pool Balance at End of Due Period	602,056,133.56
(k) Net Recoveries	0.00
(l) No. of Loans at the Begining of Due Period	8,448
(m) Closed Accounts	88
(n) Mortgage Loans Added	0
(o) No. of Loans at the End of Due Period ( k - l + m )	8,360

Weighted Averages

(a) Weighted Average of Loan Rates	9.6600%
(b) Weighted Average of Loan Rate Cap	17.9900%
(c) Weighted Average of Loan Margins	1.4100%

Insurance Policy Draws

(a) Guaranteed Interest Amount	0.00
(b) Guaranteed Principal Distribution Amount	0.00
(c) Insurance Policy Draw Amount ( a + b )	0.00

Modified Loans

A.Aggregate Principal Balance of Mortgage Loans modified	0.00
after giving effect to modifications
B.Aggregate Credit Limit of Mortgage Loans modified	0.00
on a cumulative basis after giving effect to modifications
C.Weighted average of Credit Limits of Mortgage Loans at	0.0000%
end of Collection Period after giving effect to modification

Substitute Loans

A.Purchase Prices	0.00
B.Substitution Adjustment	0.00

Page 24 of 24